GREAT-WEST FUNDS, INC.

Great-West Core Strategies: Inflation-Protected Securities Fund

Institutional Class Ticker: MXEGX

Class L Ticker: MXGEX

(the “Fund”)

Supplement dated March 23, 2020 to the Prospectus, Summary Prospectus and

Statement of Additional Information (“SAI”) for the Fund, each dated April 30, 2019, as supplemented

Effective March 31, 2020, Mark Van Wyk will no longer serve as a portfolio manager for the Fund. All references to Mark Van Wyk in the Prospectus, Summary Prospectus and Statement of Additional Information are hereby deleted in their entirety.

In addition, effective March 31, 2020, Peter Stone will be added as a portfolio manager to the Fund. The following changes are made to the Prospectus, Summary Prospectus, and Statement of Additional Information, as applicable:

The table titled “Portfolio Managers” on page 4 of the Prospectus and Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following:

Name	Title	Portfolio Manager of Fund Since
MFS
Matthew Kaiser	Managing Director	2018
Peter Stone	Managing Director	2020

Under the “Goldman Sachs Asset Management, L.P.” sub-section of the “Sub-Adviser” section on page 11 of the Prospectus, the second paragraph is hereby deleted in its entirety and replaced with the following:

“Peter Stone, Managing Director of GSAM, is the head of the North American Government Swaps Strategy, which focuses on relative value opportunities in government, agency, interest rate swaps and inflation markets. He is also the Co-Head of the Duration Strategy team. Mr. Stone joined GSAM in 2007 and was named Managing Director in 2015. He earned a B.S. in Commerce from the University of Virginia in 2004.”

Under the “Other Accounts Managed” sub-section of the Goldman Sachs Asset Management, L.P. section on page 42 of the SAI, the table related to other accounts managed by the portfolio managers is hereby deleted in its entirety and replaced with the following:

	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Matthew Kaiser	26	$14,922	83	$44,821	3,444	$206,013	0	$0	3	$1,101	10	$8,562
Peter Stone	35	$19,957	195	$75,106	6,117	$250,340	0	$0	3	$1,101	29	$17,347

**The information is provided as of December 31, 2019

Under the “Ownership of Securities” section on page 43 of the SAI, the disclosure is hereby deleted in its entirety and replaced with the following:

“The portfolio managers did not own any shares of the Fund as of March 31, 2020.”

This Supplement must be accompanied by or read in conjunction with the current Prospectus, Summary

Prospectus and SAI for the Fund, each dated April 30, 2019, as supplemented.

Please keep this Supplement for future reference.